Receivables - Summary of Accounts and Notes Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,457	$ 19,428
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,257	9,218
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,127	10,081
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 73	$ 129